THE NEEDHAM FUNDS, INC.
                                 445 Park Avenue
                            New York, New York 10022


April 27, 2001

FILED VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  The Needham Funds, Inc. (the "Fund")

Dear Sirs:

On behalf of the Fund, this letter shall serve as certification under paragraph
(j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in the Fund's amendment to its Registration Statement as filed electronically on April 20, 2001.



                                                     /s/Glen Albanese
                                                        Glen Albanese
                                                        Secretary and Treasurer